Income Taxes Reconciliation of Income Tax Satutory Rate (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Income tax expense (benefit) at U.S. statutory rate of 35 percent	[1]	$ (19)		$ 212
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill	[1]	0		0
Nondeductible goodwill included in the Lake Charles LNG Transaction	[1]	0		105
Dividend received deduction	[1]	(22)		0
Premium on debt retirement	[1]	0		(10)
Audit settlement	[1]	(7)		0
Foreign taxes	[1]	0		(8)
State income taxes (net of federal income tax effects)	[1]	(26)		55
Other	[1]	(26)		3
Total income tax expense (benefit) from continuing operations		(100)	[1]	357	[1]	$ 93
Corporate Subsidiaries [Member]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	[2]	(19)		212		(172)
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill	[2]	0		0		241
Nondeductible goodwill included in the Lake Charles LNG Transaction	[2]	0		105		0
Dividend received deduction	[2]	(22)		0		0
Premium on debt retirement	[2]	0		(10)		0
Audit settlement	[2]	(7)		0		0
Foreign taxes	[2]	0		(8)		0
State income taxes (net of federal income tax effects)	[2]	(45)		9		31
Other	[2]	(26)		3		(16)
Total income tax expense (benefit) from continuing operations	[2]	$ (119)		$ 311		84
Partnership [Member]
Income tax expense (benefit) at U.S. statutory rate of 35 percent	[1]					(172)
Increase (reduction) in income taxes resulting from:
Nondeductible goodwill	[1]					241
Nondeductible goodwill included in the Lake Charles LNG Transaction	[1]					0
Dividend received deduction	[1]					0
Premium on debt retirement	[1]					0
Audit settlement	[1]					0
Foreign taxes	[1]					0
State income taxes (net of federal income tax effects)	[1]					41
Other	[1]					(17)
Total income tax expense (benefit) from continuing operations	[1]					$ 93

[1]	Includes ETE and its subsidiaries that are classified as pass-through entities for federal income tax purposes, as well as corporate subsidiaries.
[2]	Includes ETP Holdco, Susser Holdings Corporation, Oasis Pipeline Company, Susser Petroleum Property Company LLC, Aloha Petroleum Ltd, Pueblo, Inland Corporation, Mid-Valley Pipeline Company and West Texas Gulf Pipeline Company.